SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Sep. 30, 2013	Dec. 31, 2008	Dec. 31, 2007	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 China [Member]	Sep. 30, 2012 China [Member]	Sep. 30, 2013 Singapore [Member]	Sep. 30, 2012 Singapore [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage		5.00%
Percentage Of Profit Allocated To General Reserve		10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital		50.00%
Income Tax Rate Reduced	15.00%
Value Added Tax Rate		17.00%
Accrued Value Added Tax Payable					12.00%	10.00%
Tax Paid In Kind Of Software Solution		5.00%
Tax Paid In Kind Of Wireless System Solution					5.00%	3.00%
Tax Paid In Kind Of Surtax					12.00%	10.00%
Foreign Financial Institutions, Actual Deposits							$ 4,011,070	$ 3,729,320	$ 2,117,562	$ 2,710,038
Enterprise Income Tax Rate Percentage			25.00%	33.00%